UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Zimmer Lucas Capital, LLC

Address:  45 Broadway, 28th Floor
          New York, New York 10006


13F File Number: 28-10550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart J. Zimmer
Title:  Managing Member
Phone:  212-440-0740


Signature, Place and Date of Signing:

/s/ Stuart J. Zimmer            New York, New York          November 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    76

Form 13F Information Table Value Total:   $581,161
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number       Name

1.         28-10735                   ZLP Master Utility Fund, Ltd.

2.         28-10775                   ZLP Master Opportunity Fund, Ltd.

3.         28-11923                   ZLP Fund, LP

                                                    FORM 13F INFORMATION TABLE
                                                        September 30, 2006

COLUMN 1                       COLUMN  2         COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6        COLUMN 7     COLUMN 8

                                                            VALUE    SHARES/  SH/  PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      (x1000)  PRN AMT  PRN  CALL  DISCERTION      MNGRS  SOLE   SHARED   NONE
ADAMS RESPIRATORY THERAPEUTI   COM               00635P107     366     10000  SH         SHARED-DEFINED    2            10000
AGL RES INC                    COM               001204106   14239    390100  SH         SHARED-DEFINED  1,2           390100
ALLETE INC                     COM               018522300   10015    230500  SH         SHARED-DEFINED  1,2           230500
ALLIANCE HOLDINIGS GP LP       COM UNITS LP      01861G100    1861     96381  SH         SHARED-DEFINED    3            96381
AMERICAN ELEC POWER INC        COM               025537101   25288    695300  SH         SHARED-DEFINED  1,2           695300
AMERICAN SCIENCE & ENGR INC    COM               029429107    1250     25766  SH         SHARED-DEFINED    2            25766
AQUILA INC                     COM               03840P102   11690   2699800  SH         SHARED-DEFINED  1,2          2699800
AVISTA CORP                    COM               05379B107   10514    444000  SH         SHARED-DEFINED  1,2           444000
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER    096627104     500     18700  SH         SHARED-DEFINED    3            18700
BOSTON PROPERTIES INC          COM               101121101    1550     15000  SH         SHARED-DEFINED    2            15000
BUCKEYE GP HOLDINGS LP         COM UNITS LP      118167105    3491    224500  SH         SHARED-DEFINED    3           224500
CENTERPOINT ENERGY INC         COM               15189T107    2894    202100  SH         SHARED-DEFINED  1,2           202100
CHART INDS INC                 COM PAR $O.01     16115Q308     308     25000  SH         SHARED-DEFINED    2            25000
CLECO CORP NEW                 COM               12561W105    5033    199400  SH         SHARED-DEFINED  1,2           199400
COMPLETE PRODUCTION SERVICES   COM               20453E109     602     30500  SH         SHARED-DEFINED    2            30500
CONSTELLATION ENERGY GROUP I   COM               210371100   25663    433500  SH         SHARED-DEFINED  1,2           433500
COPANO ENERGY LLC              COM UNITS         217202100   25529    474606  SH         SHARED-DEFINED    3           474606
CORPORATE OFFICE PPTYS TR      SH BEN INT        22002T108    8997    201000  SH         SHARED-DEFINED    2           201000
DPL INC                        COM               233293109    9137    336903  SH         SHARED-DEFINED  1,2           336903
ENERGY TRANSFER EQUITY LP      COM UT LTD PTN    29273V100    7160    244700  SH         SHARED-DEFINED    3           244700
ENERGY TRANSFERS PRTNRS LP     UNIT LTD PARTN    29273R109   13204    285000  SH         SHARED-DEFINED    3           285000
ENTERGY CORP NEW               COM               29364G103   50529    645900  SH         SHARED-DEFINED  1,2           645900
EQUITABLE RES INC              COM               294549100    3498    100000  SH         SHARED-DEFINED    2           100000
FIRST DATA CORP                COM               319963104    2100     50000  SH         SHARED-DEFINED    2            50000
FIRSTENERGY CORP               COM               337932107   26545    475200  SH         SHARED-DEFINED  1,2           475200
GENESIS ENERGY LP              UNIT LTD PARTN    371927104     624     39955  SH         SHARED-DEFINED    3            39955
GLOBAL PARTNERS LP             COM UNITS         37946R109     245     10900  SH         SHARED-DEFINED    3            10900
GOOGLE INC                     CLA               38259P508     804      2000  SH         SHARED-DEFINED    2             2000
HANOVER COMPRESSOR CO          COM               410768105    1731     95000  SH         SHARED-DEFINED    2            95000
HERCULES OFFSHORE INC          COM               427093109    1707     55000  SH         SHARED-DEFINED    2            55000
HIGHWOODS PPTYS INC            COM               431284108    6515    175100  SH         SHARED-DEFINED    2           175100
HILAND PARTNERS LP             UT LTD PARTNER    431291103    8122    174408  SH         SHARED-DEFINED    3           174408
HOLLY ENERGY PARTNERS LP       COM UT LTD PTN    435763107     378     10000  SH         SHARED-DEFINED    3            10000
INERGY HLDGS LP                COM               45661Q107    2645     76895  SH         SHARED-DEFINED    3            76895
INERGY LP                      UNIT LTD PTNR     456615103    1638     60146  SH         SHARED-DEFINED    3            60146
JEFFERIES GROUP INC NEW        COM               472319102    1969     69100  SH         SHARED-DEFINED    2            69100
KEYSPAN CORP                   COM               49337W100    1790     43500  SH         SHARED-DEFINED    1            43500
KODIAK OIL & GAS CORP          COM               50015Q100     342    100000  SH         SHARED-DEFINED    2           100000
LINN ENERGY LLC                UNIT 99/99/9999   536020100    5811    255750  SH         SHARED-DEFINED    3           255750
MAGUIRE PPTYS INC              COM               559775101    6620    162500  SH         SHARED-DEFINED    2           162500
MARKWEST ENERGY PARTNERS LP    UNIT LTD PARTN    570759100    3984     81300  SH         SHARED-DEFINED    3            81300
MARKWEST HYDROCARBON INC       COM               570762104     694     24798  SH         SHARED-DEFINED    2            24798
MARTIN MIDSTREAM PRTNRS LP     UNIT LP INT       573331105    4909    148749  SH         SHARED-DEFINED    3           148749
MORTON'S RESTAURANT GRP INC N  COM               619430101    1131     73400  SH         SHARED-DEFINED    2            73400
NORTHEAST UTILS                COM               664397106    5387    231500  SH         SHARED-DEFINED  1,2           231500
NORTHWESTERN CORP              COM NEW           668074305    4389    125477  SH         SHARED-DEFINED    1           125477
NSTAR                          COM               67019E107    3336    100000  SH         SHARED-DEFINED  1,2           100000
P G & E CORP                   COM               69331C108   20650    495790  SH         SHARED-DEFINED  1,2           495790
PEPCO HOLDINGS INC             COM               713291102   20320    840700  SH         SHARED-DEFINED  1,2           840700
PEREGRINE PHARMACEUTICALS IN   COM               713661106    5470   4307425  SH         SHARED-DEFINED    2          4307425
PETROHAWK ENERGY CORP          COM               716495106     624     60000  SH         SHARED-DEFINED    2            60000
PINNACLE WEST CAP CORP         COM               723484101    2329     51700  SH         SHARED-DEFINED  1,2            51700
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN    726503105   21984    476351  SH         SHARED-DEFINED    3           476351
PLUM CREEK TIMBER CO INC       COM               729251108    2127     62500  SH         SHARED-DEFINED    2            62500
PORTLAND GEN ELEC CO           COM NEW           736508847    2441    100000  SH         SHARED-DEFINED    1           100000
PROGRESS ENERGY INC            COM               743263105    4456     98200  SH         SHARED-DEFINED  1,2            98200
QUESTAR CORP                   COM               748356102   22814    279000  SH         SHARED-DEFINED    2           279000
READERS DIGEST ASSN INC        COM               755267101    1918    148000  SH         SHARED-DEFINED    2           148000
REGENCY ENERGY PARTNERS LP     COM UNITS LP      75885Y107    4070    168337  SH         SHARED-DEFINED    3           168337
REPUBLIC PROPERTY TR           COM               760737106    9944    902395  SH         SHARED-DEFINED    2           902395
SAIFUN SEMICONDUCTORS LTD      ORD SHS           M8233P102     289     10000  SH         SHARED-DEFINED    2            10000
SCANA CORP NEW                 COM               80589M102    3789     94100  SH         SHARED-DEFINED    1            94100
SEMPRA ENERGY                  COM               816851109   10658    212100  SH         SHARED-DEFINED  1,2           212100
SIERRA PAC RES NEW             COM               826428104   24111   1681400  SH         SHARED-DEFINED  1,2          1681400
SIX FLAGS INC                  NOTE 4.500% 5/1   83001PAJ8     262    250000  PRN        SHARED-DEFINED    2           250000
SL GREEN RLTY CORP             COM               78440X101    5976     53500  SH         SHARED-DEFINED    2            53500
SOUTHERN UN CO NEW             COM               844030106   28105   1064200  SH         SHARED-DEFINED  1,2          1064200
TC PIPELINES LP                UNIT COM LTD PRT  87233Q108    4604    150449  SH         SHARED-DEFINED    3           150449
TECO ENERGY INC                COM               872375100   15712   1003981  SH         SHARED-DEFINED  1,2          1003981
TRIMBLE NAVIGATION LTD         COM               896239100    6322    134278  SH         SHARED-DEFINED    2           134278
UNIVERSAL COMPRESSION HLDGS    COM               913431102    1069     20000  SH         SHARED-DEFINED    2            20000
US SHIPPING PARTNERS LP        COM UNIT          903417103    5235    277692  SH         SHARE-DEFINED     3           277692
VALERO GP HLDS LLC             UNIT LLC INTS     91914G108     727     37500  SH         SHARED-DEFINED    3            37500
VALERO LP                      COM UT LTD PRT    91913W104     320      6400  SH         SHARED-DEFINED    3             6400
WILLIAMS COS INC DEL           COM               969457100    3580    150000  SH         SHARED-DEFINED    2           150000
WISCONSIN ENERGY CORP          COM               976657106   24521    568400  SH         SHARED-DEFINED  1,2           568400



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